Financial instruments and financial risk management	6 Months Ended
Jun. 30, 2023
Financial instruments and financial risk management
Financial instruments and financial risk management

18. Financial instruments and financial risk management

The Company carried the following assets at fair value on June 30, 2023 and December 31, 2022, respectively:

	At June 30, 2023
(in thousands of $)	Level 1	Level 2	Level 3
Non-current financial assets	$15,756	$—	$21,715
Current financial assets	113,215	—	—
Cash equivalents	845,573	—	—
Assets carried at fair value	$974,543	$—	$21,715

	At December 31, 2022
(in thousands of $)	Level 1	Level 2	Level 3
Non-current financial assets	$17,443	$—	$21,715
Current financial assets	46,162	—	—
Cash equivalents	669,147	—	—
Assets carried at fair value	$732,752	$—	$21,715

Non-current financial assets – Level 3

In March 2019, the Company entered into a license agreement with AgomAb Therapeutics NV for the use of HGF-mimetic SIMPLE Antibodies™, developed under the Company’s Immunology Innovative Program. In exchange for granting this license, the Company received a profit share in AgomAb Therapeutics NV.

In March 2021, AgomAb Therapeutics NV secured $74 million in Series B financing by issuing 286,705 of Preferred B Shares. The Company used the post-money valuation of Series B financing round and the number of outstanding shares in determining the fair value of the profit-sharing instrument, which results in a change in fair value of $11.2 million non-current assets being recorded through profit or loss. Since AgomAb Therapeutics NV is a private company, the valuation of the profit share is based on level 3 assumptions.

In June 2022, AgomAb Therapeutics NV secured €38.4 million as a result of the extension of Series B. The Company used the post-money valuation of this Series B financing round and the number of outstanding shares in determining the fair value of the profit-sharing instrument, which results in a change in fair value of non-current financial assets of $4.3 million recorded through profit or loss for the year ended December 31, 2022.

Non-current financial assets – Level 1

As part of the license agreement for the development and commercialization for efgartigimod in Greater China, the Company obtained, amongst others, 568,182 newly issued Zai Lab shares calculated at a price of $132 per share. The fair value of the equity instrument at period-end is determined by reference to the closing price of such securities at each reporting date (classified as level 1 in the fair value hierarchy), resulting in a change in fair value. The Company made the irrevocable election to recognize subsequent changes in fair value through OCI.